Income taxes - Summary tax losses carried forward (Detail) $ in Millions	Dec. 31, 2023 USD ($)
2024 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	$ 1,254
2025 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	525
2026 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	429
2027 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	226
2028 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	59
2029 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	5
2030 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	5
2031 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	7
2032 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	7
2033 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	$ 9